Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statement of Changes in Shareholders' Equity [Abstract]
Stock and warrant offering costs, first offering	$ 854,890	$ 685,944	$ 51,991	$ 410,680
Stock and warrant offering costs, second offering
Stock and warrant offering costs, third offering			223,088
Stock and warrant offering costs, fourth offering			$ 737,271
Exercise price of D warrants		$ 0.05	$ 0.05
Cashless exercise price of D warrants			$ 0.05
Exercise price of E warrants			$ 0.15